THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II

The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when we believe such holdings are prudent given current market conditions. Except when we believe a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 10% of its total assets in cash or such short-term investments. All of these short-term investments will be in U.S. government securities or instruments of the highest quality as determined by a nationally recognized statistical rating organization (NRSRO) (for example, AAA by Standard & Poor's (S&P) or Aaa by Moody's Investors Service, Inc. (Moody's)) or be of comparable quality as we determine.

DELAWARE POOLED® TRUST

The Global Real Estate Securities Portfolio
The Real Estate Investment Trust Portfolio II
(each, a "Portfolio" and collectively, the "Portfolios")

Supplement to the Portfolios' Prospectus dated March 1, 2011

The following replaces the sixth paragraph in the section entitled, "Portfolio summary: The Real Estate Investment Trust Portfolio II - What are the Portfolio's investment strategies?":

 The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when we believe such holdings are prudent given current market conditions. Except when we believe a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 10% of its total assets in cash or such short-term investments. All of these short-term investments will be in U.S. government securities or instruments of the highest quality as determined by a nationally recognized statistical rating organization (NRSRO) (for example, AAA by Standard & Poor's (S&P) or Aaa by Moody's Investors Service, Inc. (Moody's)) or be of comparable quality as we determine.

Please keep this Supplement for future reference.

This Supplement is dated July 29, 2011.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 29, 2011
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE POOLED TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000875352
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when we believe such holdings are prudent given current market conditions. Except when we believe a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 10% of its total assets in cash or such short-term investments. All of these short-term investments will be in U.S. government securities or instruments of the highest quality as determined by a nationally recognized statistical rating organization (NRSRO) (for example, AAA by Standard & Poor's (S&P) or Aaa by Moody's Investors Service, Inc. (Moody's)) or be of comparable quality as we determine.

Supplement [Text Block]	dprtx_SupplementTextBlock

DELAWARE POOLED® TRUST

The Global Real Estate Securities Portfolio
The Real Estate Investment Trust Portfolio II
(each, a "Portfolio" and collectively, the "Portfolios")

Supplement to the Portfolios' Prospectus dated March 1, 2011

The following replaces the sixth paragraph in the section entitled, "Portfolio summary: The Real Estate Investment Trust Portfolio II - What are the Portfolio's investment strategies?":

 The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when we believe such holdings are prudent given current market conditions. Except when we believe a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 10% of its total assets in cash or such short-term investments. All of these short-term investments will be in U.S. government securities or instruments of the highest quality as determined by a nationally recognized statistical rating organization (NRSRO) (for example, AAA by Standard & Poor's (S&P) or Aaa by Moody's Investors Service, Inc. (Moody's)) or be of comparable quality as we determine.

Please keep this Supplement for future reference.

This Supplement is dated July 29, 2011.